GS Mortgage-Backed Securities Trust 2023-PJ6 ABS-15G

Exhibit 99.1 - Schedule 2

GS Loan Number	Seller ID Number	Finding ID	Deal Num	Investor Loan Number	Deal Specific Name	Exception ID	Last Name	Loan Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Status Comment
XXXX	XXXXX	XXXXX	XXXX	XXX	XXXX	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	$XXXXXX	Closed	XXXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Cleared	XXXX	1	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of $XXX is not sufficent. The subject loan amount is $XXX with the hazard insurance replacement coverage of XXX and estimated replacement value from insurance company was not provided.	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.; 6/9/2022: Received LOE in trailing docs with copy of XXX% Additional Coverage A - HOI. Exception cleared.	XXXX	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Complete	Hazard insurance coverage is sufficient. Received LOE in trailing docs with copy of XXX% Additional Coverage A
XXXX	XXXXX	XXXXX	XXXX	XXX	XXXX	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	$XXXXXX	Closed	XXXX	Compliance	No Compliance Findings	Cleared	XXXX	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves  are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Complete